Long-Term Debt	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Long-Term Debt	LONG-TERM DEBT

	As at
	June 30,	December 31,
($ millions)	2022	2021
Long-term debt	25,300	24,177
Credit facility borrowings	1,155	1,305
Total long-term debt	26,455	25,482
Less: Deferred financing costs and debt discounts	(155)	(147)
Less: Current installments of long-term debt	(1,743)	(1,628)
	24,557	23,707

Long-Term Debt Issuances		Interest
Year-to-Date June 30, 2022	Month	Rate					Use of
($ millions, except as noted)	Issued	(%)		Maturity	Amount		Proceeds
ITC
Secured first mortgage bonds	January	2.93		2052	US	150	(1) (2) (3) (4)
Secured senior notes	May	3.05		2052	US	75	(1) (3) (4)
UNS Energy
Unsecured senior notes	February	3.25		2032	US	325	(4) (5)
Central Hudson
Unsecured senior notes	January	2.37		2027	US	50	(4) (5)
Unsecured senior notes	January	2.59		2029	US	60	(4) (5)
FortisBC Electric
Unsecured debentures	March	4.16		2052	100		(1)
Newfoundland Power
First mortgage sinking fund bonds	April	4.20		2052	75		(1) (4) (5)
FortisAlberta
Senior unsecured debentures	May	4.62		2052	125		(1)
Fortis
Unsecured senior notes	May	4.43	(6)	2029	500		(4) (7)
(1)    Repay credit facility borrowings
(2)    US$20 million to fund or refinance a portfolio of eligible green projects
(3)    Fund capital expenditures
(4)    General corporate purposes
(5)    Repay maturing long-term debt
(6)    The Corporation entered into cross-currency interest rate swaps to effectively convert the debt into US$391 million with an interest rate of 4.34% (Note 12)
(7)    Fund the June 2022 redemption of the Corporations $500 million, 2.85% senior unsecured notes due December 2023

In December 2020, Fortis filed a short-form base shelf prospectus with a 25-month life under which it may issue common or preference shares, subscription receipts or debt securities in an aggregate principal amount of up to $2.0 billion. As at June 30, 2022, $1.0 billion remained available under the short-form base shelf prospectus.

			As at
Credit facilities	Regulated	Corporate	June 30,	December 31,
($ millions)	Utilities	and Other	2022	2021
Total credit facilities	3,568	2,021	5,589	4,846
Credit facilities utilized:
Short-term borrowings (1)	(413)	—	(413)	(247)
Long-term debt (including current portion) (2)	(624)	(531)	(1,155)	(1,305)
Letters of credit outstanding	(67)	(72)	(139)	(115)
Credit facilities unutilized	2,464	1,418	3,882	3,179
(1)    The weighted average interest rate was 1.9% (December 31, 2021 - 0.6%).
(2)    The weighted average interest rate was 2.4% (December 31, 2021 - 0.9%). The current portion was $835 million (December 31, 2021 - $888 million).

Credit facilities are syndicated primarily with large banks in Canada and the U.S., with no one bank holding more than approximately 20% of the Corporation's total revolving credit facilities. Approximately $5.4 billion of the total credit facilities are committed with maturities ranging from 2023 through 2027.

See Note 14 in the 2021 Annual Financial Statements for a description of the credit facilities as at December 31, 2021.
In April 2022, Central Hudson increased its total credit facilities available from US$200 million to US$250 million.

In May 2022, the Corporation amended its unsecured $1.3 billion revolving term committed credit facility agreement to extend the maturity to July 2027, and to establish a sustainability-linked loan structure based on the Corporation’s achievement of targets for diversity on the Board of Directors and Scope 1 greenhouse gas emissions for 2022 through 2025. Maximum potential annual margin pricing adjustments are +/- 5 basis points and +/- 1 basis point for drawn and undrawn funds, respectively.

Also in May 2022, the Corporation entered into an unsecured US$500 million non-revolving term credit facility. The facility has an initial one-year term and is repayable at any time without penalty.